SUBSEQUENT EVENTS (Detail Textuals) - USD ($)	1 Months Ended	12 Months Ended
	Oct. 31, 2017	Aug. 31, 2017
Subsequent Event [Line Items]
Gross proceeds		$ 1,440,000
Air Lease Corporation
Subsequent Event [Line Items]
Additional common stock to be issued		393,512
Jet Midwest Group
Subsequent Event [Line Items]
Additional common stock to be issued		199,172
Subsequent Event
Subsequent Event [Line Items]
Shares, issued	431,080
Warrants to purchase	431,080
Term of warrants	3 years
Gross proceeds	$ 484,000
Subsequent Event | Minimum
Subsequent Event [Line Items]
Warrants exercise price	$ 0.83
Subsequent Event | Maximum
Subsequent Event [Line Items]
Warrants exercise price	$ 2.05
Subsequent Event | Air Lease Corporation
Subsequent Event [Line Items]
Additional common stock to be issued	504,699
Subsequent Event | Jet Midwest Group
Subsequent Event [Line Items]
Additional common stock to be issued	217,172
Subsequent Event | Brighton Capital, Ltd
Subsequent Event [Line Items]
Shares, issued	20,000
Number of warrants	50,000
Term of warrants	5 years
Warrants exercise price	$ 1.90
Subsequent Event | Zapzorn
Subsequent Event [Line Items]
Amount of three month media purchases	$ 1,650,000
Subsequent Event | Convertible Note
Subsequent Event [Line Items]
Warrants to purchase	18,000
Warrants exercise price	$ 1.75
Number of convertible notes issued	$ 2,390,125
Number of common stock issued in connection with convertible notes	496,000
Conversion price	70.00%
Subsequent Event | Convertible Note | Minimum
Subsequent Event [Line Items]
Convertible notes term	6 months
Interest rate	0.00%
Subsequent Event | Convertible Note | Maximum
Subsequent Event [Line Items]
Convertible notes term	1 year
Interest rate	8.00%